SUPPLEMENT DATED DECEMBER 17, 2007
TO

PROSPECTUSES DATED MAY 1, 2007
FOR MFS REGATTA PLATINUM, MFS REGATTA GOLD, FUTURITY II,
MFS REGATTA CHOICE, FUTURITY III, MFS REGATTA EXTRA,
MFS REGATTA FLEX II, MFS REGATTA CHOICE II,
SUN LIFE FINANCIAL MASTERSSM ACCESS, SUN LIFE FINANCIAL MASTERSSM EXTRA,
SUN LIFE FINANCIAL MASTERSSM CHOICE, AND SUN LIFE FINANCIAL MASTERSSM FLEX,

PROSPECTUSES DATED JULY 18, 2006
FOR MFS REGATTA CLASSIC, FUTURITY FOCUS, AND MFS REGATTA,

AND PROSPECTUSES DATED MAY 1, 2006
FOR SUN LIFE FINANCIAL MASTERS IV, SUN LIFE FINANCIAL MASTERS VII,
MFS REGATTA ACCESS, FUTURITY FOCUS II, MFS REGATTA FLEX FOUR,
FUTURITY SELECT FOUR, FUTURITY ACCOLADE, FUTURITY,
FUTURITY SELECT FOUR PLUS, FUTURITY SELECT INCENTIVE,
FUTURITY SELECT FREEDOM, AND FUTURITY SELECT SEVEN

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

This supplement contains information about the MFS/ Sun Life Series Trust.

On or about January 1, 2008, the name of the MFS/ Sun Life Series Trust will be changed to MFS Variable Insurance Trust II.

In addition, all of the funds under this Series Trust will be renamed by removing the reference to Sun Life and replacing the word "Series" with "Portfolio."

Please retain this supplement with your prospectus for future reference.

        SLUS 12/07